SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT ONE

ICAP II Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT ONE

ICAP II Variable Annuity

Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust (“AST”) have been renamed as indicated below. All references in the prospectus are to reflect the new name.

Current Underlying Fund Name	New Underlying Fund Name	Managed By:
Capital Appreciation	SA Wellington Capital Appreciation	Wellington Management Company LLP

Government and Quality Bond	SA Wellington Government and Quality Bond	Wellington Management Company LLP

Growth and Income	SA Wellington Growth and Income	Wellington Management Company LLP

Growth	SA Wellington Growth	Wellington Management Company LLP

Natural Resources	SA Wellington Natural Resources	Wellington Management Company LLP

Strategic Multi-Asset	SA Wellington Multi-Asset Income	Wellington Management Company LLP

Dated: October 9, 2017                    Please keep this Supplement with your Prospectus

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